United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/17

Date of Reporting Period: Quarter ended 08/31/16

Item 1. Schedule of Investments

Federated Intermediate Municipal Trust
Portfolio of Investments
August 31, 2016 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—95.7%
		Alabama—1.6%
$705,000		Birmingham, AL Waterworks Board, Subordinate Water Revenue Refunding Bonds (Series 2016-B), 5.00%, 1/1/2031	$881,441
930,000		Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	934,752
		TOTAL	1,816,193
		Arizona—1.1%
1,000,000		Arizona Board of Regents, System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00% (Arizona State University), 7/1/2022	1,217,250
		California—6.3%
1,000,000	[1]	Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 1.81%, 4/1/2036	1,018,350
1,000,000		California State, Various Purpose UT GO Refunding Bonds, 5.00%, 8/1/2031	1,251,020
500,000	[2,3]	California Statewide CDA , Revenue Bonds (Series 2016A), 5.00% (Loma Linda University Medical Center ), 12/1/2026	609,480
1,000,000		Los Angeles, CA USDT, UT GO Refunding Bonds (Series 2016A), 5.00%, 7/1/2030	1,268,650
1,000,000	[1]	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (SIFMA Index Mode) (Series 2011A-2), 0.94%, 7/1/2036	999,260
1,500,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2014A), 5.00%, 11/1/2029	1,890,690
		TOTAL	7,037,450
		Colorado—3.7%
1,000,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012B), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2023	1,164,430
1,355,000		Denver (City & County), CO, Airport System Revenue Bonds (Series 2010A), 5.00% (Denver, CO City & County Airport Authority), 11/15/2022	1,575,824
500,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Series 2007CD-2), 2.31% (National Public Finance Guarantee Corp. INS), 9/1/2039	500,915
750,000		University of Colorado, University Enterprise Revenue Bonds (Series 2011A), 5.00%, (United States Treasury PRF 6/1/2021@100), 6/1/2024	894,135
		TOTAL	4,135,304
		Delaware—1.2%
1,060,000		University of Delaware, Revenue Bonds (Series 2013A), 5.00%, 11/1/2022	1,299,412
		District of Columbia—1.7%
550,000		District of Columbia Revenue, Revenue Bonds (Series 2016A), 5.00% (Friendship Public Charter School, Inc.), 6/1/2036	633,826
1,000,000		District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2016A), 5.00%, 10/1/2031	1,261,430
		TOTAL	1,895,256
		Florida—8.5%
1,000,000		Atlantic Beach, FL Health Care Facilities, Revenue & Refunding Bonds (Series 2013A), 5.00% (Fleet Landing Project, FL), 11/15/2028	1,150,180
1,000,000		Broward County, FL Airport System, Airport Revenue Bonds (Series 2013A), 5.00%, 10/1/2021	1,180,060
1,000,000		Hillsborough County, FL Aviation Authority, Subordinated Revenue Refunding Bonds (Series 2013A), 5.00% (Tampa International Airport), 10/1/2021	1,176,690
1,000,000		Jacksonville, FL Sales Tax, Sales Tax Refunding Revenue Bonds (Series 2016), 4.00%, 10/1/2028	1,166,930
750,000		Miami Beach, FL Resort Tax, Revenue Bonds (Series 2015), 5.00%, 9/1/2028	935,873
1,000,000		Miami-Dade County, FL Aviation, Revenue Refunding Bonds (Series 2014), 5.00%, 10/1/2027	1,208,560
250,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2014B), 5.00%, 7/1/2024	312,135
1,135,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	1,187,777
1,000,000		Palm Beach County, FL Health Facilities Authority, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc.), 11/15/2022	1,181,390
		TOTAL	9,499,595

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Georgia—3.1%
$1,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	$1,159,870
1,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2025	1,283,420
1,000,000	Burke County, GA Development Authority, PCRBs (Series 2013A), 2.40% TOBs (Oglethorpe Power Corp.), Mandatory Tender 4/1/2020	1,036,500
	TOTAL	3,479,790
	Guam—0.8%
745,000	Guam Power Authority, Revenue Bonds (Series 2014A), 5.00%, 10/1/2024	893,650
	Illinois—7.5%
1,000,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2010F), 5.25%, 1/1/2022	1,127,030
625,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	659,650
1,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2000), 5.00%, 11/1/2030	1,204,250
2,000,000	Illinois Finance Authority, Revenue Bonds (Series 2015), 5.00% (Northwestern University), 12/1/2026	2,581,780
1,000,000	Illinois State, Build Illinois Bonds (Series 2016C), 4.00% (Illinois State Sales Tax), 6/15/2023	1,157,440
1,000,000	Illinois State, UT GO Bonds, 5.50% (National Public Finance Guarantee Corporation INS), 8/1/2018	1,074,790
500,000	Illinois State, UT GO Refunding Bonds (Series 2007B), 5.25%, 1/1/2021	559,610
	TOTAL	8,364,550
	Indiana—1.6%
1,000,000	Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2016A), 5.00%, 1/1/2034	1,233,400
500,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2016A), 5.00% TOBs (BP PLC), 3/1/2023	594,575
	TOTAL	1,827,975
	Massachusetts—1.1%
1,000,000	University of Massachusetts Building Authority, MA, Revenue Refunding Bonds (Senior Series 2015-2), 5.00% (University of Massachusetts), 11/1/2028	1,270,560
	Michigan—4.0%
500,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-3), 5.00% (Detroit, MI Sewage Disposal System)/(AGM INS), 7/1/2029	600,025
500,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-2), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2025	613,540
1,000,000	Michigan State Financial Authority, Hospital Revenue & Refunding Bonds (Series 2016MI), 5.00% (Trinity Healthcare Credit Group), 12/1/2033	1,231,640
800,000	Michigan State University Board of Trustees, General Revenue Bonds (Series 2015A), 5.00% (Michigan State University), 8/15/2027	1,014,848
1,000,000	Michigan Strategic Fund, Variable Rate LO Revenue Refunding Bonds (Series 2008ET-2), 1.45% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2021	999,440
	TOTAL	4,459,493
	Minnesota—0.5%
500,000	Minneapolis/St. Paul, MN Metropolitan Airports Commission, Subordinate Airport Revenue Refunding Bonds (Series 2014A), 5.00%, 1/1/2029	608,295
	Mississippi—1.7%
1,500,000	Lowndes County, MS Solid Waste Disposal, PCRBs (Project A), 6.80% (Weyerhaeuser Co.), 4/1/2022	1,870,005
	Missouri—2.1%
2,000,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Refunding Bonds (Iatan 2 Project) (Series 2014A), 5.00%, 1/1/2029	2,404,280
	Nebraska—1.6%
500,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2020	550,955
1,000,000	Nebraska Public Power District, General Revenue Bonds (Series 2016B), 5.00%, 1/1/2036	1,220,900
	TOTAL	1,771,855
	New Jersey—4.9%
375,000	New Jersey EDA, Special Facility Revenue Bonds (Series 2000B), 5.625% (Continental Airlines, Inc.), 11/15/2030	435,814
1,000,000	New Jersey EDA, Tax-Exempt Private Activity Bonds (Series 2013), 5.25% (Goethals Bridge Replacement Project), 1/1/2025	1,181,710
1,000,000	New Jersey State EDA, School Facilities Construction Refunding Bonds (Series 2012II), 5.00% (New Jersey State), 3/1/2027	1,113,510
1,000,000	New Jersey State Transportation Trust Fund Authority, Transportation Program Bonds (Series 2014AA), 5.00% (New Jersey State), 6/15/2021	1,132,710

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$1,500,000		New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00%, 1/1/2020	$1,643,505
		TOTAL	5,507,249
		New Mexico—0.9%
1,000,000		University of New Mexico, Revenue Bonds (Series A), 5.00% (AGM Corp. INS)/(United States Treasury PRF 6/1/2017@100), 6/1/2021	1,033,330
		New York—7.5%
650,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2008), 5.75%, 7/15/2018	705,848
1,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014A), 5.00%, 9/1/2034	1,199,500
500,000		Monroe County, NY IDC, Revenue Bonds (Series 2015A), 5.00% (University of Rochester, NY), 7/1/2031	625,025
500,000		Monroe County, NY IDC, Revenue Bonds (Series 2015A), 5.00% (University of Rochester, NY), 7/1/2032	622,725
1,000,000		New York Convention Center Development Corp., Revenue Refunding Bonds (Hotel Unit Fee Secured) (Series 2015), 5.00%, 11/15/2030	1,254,890
500,000	[2,3]	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2014), 3.75% TOBs (Casella Waste Systems, Inc.), 12/2/2019	524,025
1,000,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds (Series 183 AMT), 3.75%, 10/1/2023	1,113,280
1,000,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2016A), 5.00% (New York State Thruway Authority - General Revenue ), 1/1/2031	1,239,820
1,000,000		New York Transportation Development Corporation, Special Facility Revenue Refunding Bonds (Series 2016), 5.00% (American Airlines, Inc.), 8/1/2026	1,113,990
		TOTAL	8,399,103
		North Carolina—1.1%
1,000,000		North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue Bonds (Refunding Series 2016A), 5.00%, 1/1/2029	1,276,830
		Ohio—1.1%
1,000,000		Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), 5.00%, 8/15/2022	1,226,110
		Pennsylvania—7.7%
1,555,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	1,672,884
1,000,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2025	1,138,670
1,000,000	[1]	Geisinger Authority, PA Health System, (Geisinger Health System), Health System Revenue Bonds (Series 2014B), 1.421%, 6/1/2028	1,004,880
1,425,000		Pennsylvania Economic Development Financing Authority, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (Pennsylvania Rapid Bridge Replacement), 12/31/2022	1,680,873
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (First Series of 2012), 5.00% (Temple University), 4/1/2021	586,680
1,430,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.83%, 12/1/2020	1,445,058
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25%, 1/1/2023	1,096,060
		TOTAL	8,625,105
		Tennessee—3.5%
1,000,000		Chattanooga, TN Electric System, Refunding Revenue Bonds (Series 2015A), 5.00%, 9/1/2028	1,267,320
750,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board, Revenue Bonds (Series 2016A), 5.00% (Vanderbilt University Medical Center), 7/1/2031	925,050
1,415,000		Tennessee Energy Acquisition Corp. Gas Project 2006C, Gas Project Revenue Bonds (Series 2006C), 5.00% (Goldman Sachs & Co. GTD), 2/1/2027	1,752,279
		TOTAL	3,944,649
		Texas—13.6%
750,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.00%, 11/15/2027	908,025
1,000,000		Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2032	1,122,810
1,000,000		Harris County, TX, Toll Road Senior Lien Revenue Refunding Bonds (Series 2016A), 5.00% (Harris County, TX Toll Road Authority), 8/15/2024	1,264,250
500,000		Houston, TX Airport System, Special Facilities Revenue Refunding Bonds (Series 2014), 4.75% (United Airlines, Inc.)/(Original Issue Yield: 4.90%), 7/1/2024	572,865
640,000		Houston, TX Airport System, Special Facilities Revenue Refunding Bonds (Series 2015B-2), 5.00% (United Airlines, Inc.), 7/15/2020	709,670
2,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 1.46%, 5/15/2034	1,991,040
95,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2008A), 6.00%, 1/1/2023	101,052
905,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2008A), 6.00% (United States Treasury PRF 1/1/2018@100), 1/1/2023	969,291

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2027	$1,221,970
1,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2026	1,242,210
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.00%, 2/1/2027	962,625
1,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2016), 5.00%, 2/1/2026	1,299,470
1,000,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.25% (Bank of America Corp. GTD), 12/15/2026	1,265,530
650,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2008D), 5.625% (Bank of America Corp. GTD)/(Original Issue Yield: 6.015%), 12/15/2017	672,087
1,000,000	[1]	Texas State Transportation Commission, (Texas State), State of Texas GO Mobility Fund & Refunding Bonds (Series 2014-B), 0.94%, 10/1/2041	994,170
		TOTAL	15,297,065
		Washington—2.6%
860,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2014-C), 5.00%, 7/1/2028	1,069,444
1,500,000		Washington State, Refunding UT GO Bonds (Series R-2013A), 5.00%, 7/1/2024	1,822,560
		TOTAL	2,892,004
		West Virginia—0.4%
500,000		Mason County, WV, PCRBs, 1.625% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2018	504,820
		Wisconsin—4.3%
2,000,000		Wisconsin Health & Educational Facilities Authority, Revenue Refunding Bonds (Series 2014A), 5.00% (Hospital Sisters Services, Inc.), 11/15/2023	2,470,600
1,000,000	[2,3]	Wisconsin State Public Finance Authority, Revenue Refunding Bonds (Series 2016C), 5.00% (Celanese US Holdings LLC), 12/1/2025	1,179,930
1,000,000		Wisconsin State, UT GO Refunding Bonds (Series 2), 4.00%, 11/1/2030	1,171,140
		TOTAL	4,821,670
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $101,369,286)	107,378,848
		SHORT-TERM MUNICIPALS—6.2%[4]
		Michigan—1.7%
1,900,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.59%, 9/1/2016	1,900,000
		New York—2.9%
900,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.59%, 9/1/2016	900,000
1,000,000		New York City, NY, (Fiscal 2008 Subseries L-3), 0.070%, 6/1/2015, 0.58%, 9/1/2016	1,000,000
1,300,000		New York City, NY, (Series 2013D-3) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.59%, 9/1/2016	1,300,000
100,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs (Barclays Bank PLC LIQ), 0.59%, 9/1/2016	100,000
		TOTAL	3,300,000
		Ohio—0.3%
100,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health) / (MUFG Union Bank, N.A. LOC), 0.67%, 9/1/2016	100,000
250,000		Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic), (Barclays Bank PLC LIQ), 0.59%, 9/1/2016	250,000
		TOTAL	350,000
		Tennessee—1.3%
1,450,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008A) Daily VRDNs (Methodist Le Bonheur Healthcare), (AGM INS / U.S. Bank, N.A. LIQ), 0.59%, 9/1/2016	1,450,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	7,000,000
		TOTAL MUNICIPAL INVESTMENTS—101.9% (IDENTIFIED COST $108,369,286)[5]	114,378,848
		OTHER ASSETS AND LIABILITIES - NET—(1.9)%[6]	(2,146,453)
		TOTAL NET ASSETS—100%	$112,232,395
Securities that are subject to the federal alternative minimum tax (AMT) represent 11.4% of the Fund's portfolio as calculated based upon total market value.

At August 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
7US Treasury Notes 10- Year, Short Futures	30	$3,927,656	December 2016	$11,183
The average notional value of short futures contracts held by the Fund throughout the period was $3,083,965. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating rate note with current rate and current maturity or next reset date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2016, these restricted securities amounted to $2,313,435, which represented 2.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2016, these liquid restricted securities amounted to $2,313,435, which represented 2.1% of total net assets.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	At August 31, 2016, the cost of investments for federal tax purposes was $108,369,286. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $6,009,562. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,029,304 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,742.
6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$107,378,848	$—	$107,378,848
Short-Term Municipals	—	$7,000,000	—	$7,000,000
TOTAL SECURITIES	$—	$114,378,848	$—	$114,378,848
Other Financial Instruments:*
Assets	$11,183	$—	$—	$11,183
Liabilities	$—	—	—	$—
TOTAL OTHER FINANCIAL INSTRUMENTS	$11,183	$—	$—	$11,183
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
CDA	—Community Development Authority
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCRBs	—Pollution Control Revenue Bonds
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Intermediate Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016